Income Taxes - Net Loss before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net loss before income tax from PRC operations	¥ (480,479)	¥ (251,302)	¥ (92,498)
Net (loss) gain before income tax from non-PRC operations	5,168	(49,529)	(153,444)
Total net loss before income tax	¥ (475,311)	¥ (300,831)	¥ (245,942)